Condensed financial information of Plastec Technologies, Ltd. (Tables)	12 Months Ended
Dec. 31, 2019
Condensed financial information of Plastec Technologies, Ltd.
Schedule of Condensed Balance Sheet

Balance Sheets

	December 31,	December 31,
	2018	2019
	HK$	HK$
Assets
Current assets
Cash and cash equivalents	248,050	152,340
Amounts due from subsidiaries	141,396	—
Consideration receivable	165,506	—
Prepaid expenses	741	468
Total current assets	555,693	152,808
Investment in subsidiaries	—	—
Total assets	555,693	152,808

Liabilities and shareholders’ equity
Current liabilities
Accounts payable and accrued liabilities	715	1,257
Amount due to subsidiary	—	18,650
Tax payable	7,284	7,874
Total current liabilities	7,999	27,781
NET CURRENT ASSETS	547,694	125,027
TOTAL ASSETS AND LIABILITIES	547,694	125,027

Shareholders’ equity
Ordinary shares (US$0.001 par value; 100,000,000 authorized, 12,938,128 and 12,938,128 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	101	101
Retained earnings	547,593	124,926
Total shareholders’ equity	547,694	125,027

Schedule of Condensed Income Statement

Statements of operations and comprehensive income

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
	HK$	HK$	HK$
Revenues	—	—	—
Other income	5,689	16,573	6,192
Gain on disposal of a subsidiary	141,341	165,506	—
Administrative expenses	(5,937)	(3,564)	(14,507)
Income/(loss) before income tax expense	141,093	178,515	(8,315)
Income tax expense	—	(4,155)	(591)
Total comprehensive income/(loss)	141,093	174,360	(8,906)

Schedule of Condensed Cash Flow Statement

Statements of cash flows

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
	HK$	HK$	HK$
Cash flows from operating activities
Net income/(loss)	141,093	174,360	(8,906)
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on disposal of a subsidiary	(141,341)	(165,506)	—
Change in operating assets and liabilities
Prepaid expenses	(882)	312	273
Accounts payable and accrued liabilities	(534)	(237)	541
Income tax payable		4,155	591
Net cash provided by/(used in) operating activities	(1,664)	13,084	(7,501)

Cash flows from investing activities
Sale proceeds of disposal of a subsidiary, net	131,686	141,341	165,506
Net cash provided by investing activities	131,686	141,341	165,506

Cash flows from financing activities
Decrease/(increase) in amount due from subsidiaries	(99,060)	223,200	160,046
Dividend paid	(151,376)	(403,669)	(413,761)
Net cash used in financing activities	(250,436)	(180,469)	(253,715)
Net decrease in cash and cash equivalents	(120,414)	(26,044)	(95,710)
Cash and cash equivalents, beginning of year	394,508	274,094	248,050
Cash and cash equivalents, end of year	274,094	248,050	152,340

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest income	2,089	3,019	3,042

SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITY:
Consideration receivable	141,341	165,506	—